UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2010



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2010




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1(ST) QUARTER
USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2010





















                                                                      (Form N-Q)

48501-0610                                   (C)2010, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS)      Principal and interest payments are insured by one of the following:
           Assured Guaranty Corp., Assured Guaranty Municipal Corp., Berkshire Hathaway Assurance Corp., or National Indemnity Co. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Citigroup, Inc., Deutsche Bank A.G., Deutsche Postbank, JPMorgan Chase Bank, N.A., Merrill Lynch & Co., Inc., Rabobank Nederland N.V., Societe Generale, or Wells Fargo & Co.

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                                                   PORTFOLIO OF INVESTMENTS |  1

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(LOC)      Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Merrill Lynch & Co., Inc.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ABAG       Association of Bay Area Governments
CCD        Community College District
SPEAR      Short Puttable Exempt Adjustable Receipts
USD        Unified School District

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2  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
June 30, 2010 (unaudited)

PRINCIPAL
AMOUNT                                                                           COUPON              FINAL        VALUE
(000)        SECURITY                                                              RATE           MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (93.0%)

             CALIFORNIA (91.6%)
  $ 7,390    ABAG Finance Auth. for Nonprofit Corps.
                (LOC - Comerica Bank, N.A.)                                       0.38%        12/01/2039     $  7,390
   12,755    Alameda-Contra Costa School Financing Auth.
                (LOC - Federal Home Loan Bank of San Francisco)                   0.32          8/01/2030       12,755
    1,619    Anaheim (LOC - Union Bank of California, N.A.)                       1.95         12/01/2015        1,619
    2,369    Anaheim Housing Auth. (LOC - Union Bank of California, N.A.)         1.95         12/01/2015        2,369
    1,705    Apple Valley (LOC - Union Bank of California, N.A.)                  2.75          9/01/2015        1,705
    2,353    Culver City Redevelopment Agency
                (LOC - Union Bank of California, N.A.)                            1.95         12/01/2015        2,353
    4,200    Educational Facilities Auth. (LIQ) (a)                               0.31         11/01/2017        4,200
   20,000    Golden State Tobacco Securitization Corp. (INS)(LIQ) (a)             0.34          6/01/2013       20,000
    8,940    Golden State Tobacco Securitization Corp.
                (LOC - Bank of America, N.A.)(LIQ) (a)                            0.36          6/01/2047        8,940
    4,300    Hanford (LOC - Union Bank of California, N.A.)                       0.43          4/01/2023        4,300
   15,000    Health Facilities Financing Auth. (LOC - Bank of America, N.A.)      0.25          7/01/2033       15,000
    5,000    Irvine Ranch Water District (LOC - Landesbank Baden-Wurttemberg)     0.30          5/01/2037        5,000
    7,245    Loma Linda (LOC - Union Bank of California, N.A.)                    0.46          6/01/2025        7,245
   22,000    Long Beach Health Facilities                                         0.24         10/01/2016       22,000
   12,780    Los Angeles Municipal Improvement Corp. (INS)(LIQ) (a)               0.34          1/01/2015       12,780
    6,575    Montebello Public Financing Auth.
                (LOC - Union Bank of California, N.A.)                            0.46         12/01/2034        6,575
   13,400    Pasadena (LOC - Bank of America, N.A.)                               0.28          2/01/2035       13,400
    1,000    Pollution Control Financing Auth.
                (LOC - Comerica Bank, N.A.)                                       0.38          7/01/2039        1,000
   18,645    Pomona (LOC - HSH Nordbank A.G.)                                     0.26          1/01/2034       18,645
    9,350    Rancho Water District (LOC - KBC Bank, N.V.)                         0.22          9/01/2028        9,350
    6,020    San Diego County (LOC - Comerica Bank, N.A.)                         0.28          1/01/2023        6,020
   10,000    San Jose USD (LIQ)(LOC - Deutsche Bank A.G.) (a)                     0.31          6/01/2031       10,000
   10,000    SPEAR (LIQ)(LOC - Deutsche Bank A.G.) (a)                            0.31          6/01/2027       10,000
   12,457    SPEAR (LIQ)(LOC - Deutsche Bank A.G.) (a)                            0.31          8/01/2031       12,457
    6,569    SPEAR (LIQ)(LOC - Deutsche Bank A.G.) (a)                            0.31          8/01/2041        6,569
    7,780    State (INS)(LIQ) (a)                                                 0.34          9/01/2012        7,780
   12,400    State (INS)(LIQ) (a)                                                 0.31         12/01/2012       12,400
   10,400    State (LIQ) (a)                                                      0.16         12/01/2030       10,400
   11,600    State (LIQ) (a)                                                      0.16         12/01/2030       11,600
    9,025    State (INS)(LIQ) (a)                                                 0.41          8/01/2032        9,025
   27,400    Statewide Communities Dev. Auth. (LIQ)
                (LOC - Citigroup, Inc.) (a)                                       0.46          7/01/2012       27,400
    3,200    Statewide Communities Dev. Auth. (LOC - SunTrust Bank)               0.45          6/01/2013        3,200

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                                                   PORTFOLIO OF INVESTMENTS |  3

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
PRINCIPAL
AMOUNT                                                                           COUPON              FINAL        VALUE
(000)        SECURITY                                                              RATE           MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------------
  $ 9,000    Statewide Communities Dev. Auth. (LIQ) (a)                            0.44%         7/01/2016     $  9,000
    5,000    Statewide Communities Dev. Auth. (LIQ)
                (LOC - Wells Fargo & Co.) (a)                                      0.31         10/01/2036        5,000
   10,000    Statewide Communities Dev. Auth. (LOC - Sovereign Bank)               0.36          4/01/2037       10,000
    6,000    Statewide Communities Dev. Auth.
                (LOC - Federal Home Loan Bank of San Francisco)                    0.32          8/01/2037        6,000
    7,000    Statewide Communities Dev. Auth. (LIQ)(NBGA) (a)                      0.56          9/01/2038        7,000
    2,500    Univ. of California Regents (LIQ) (a)                                 0.36          5/15/2029        2,500
    2,200    Univ. of California Regents (LIQ) (a)                                 0.31          5/15/2030        2,200
    5,000    Ventura County CCD (LIQ) (a)                                          0.34          8/01/2027        5,000
    6,880    West Covina Public Financing Auth.
                (LOC - Union Bank of California, N.A.)                             0.46          5/01/2034        6,880
    5,210    West Covina Public Financing Auth.
                (LOC - Union Bank of California, N.A.)                             0.46          5/01/2034        5,210
                                                                                                               --------
                                                                                                                362,267
                                                                                                               --------
             PUERTO RICO (1.4%)
    5,800    Commonwealth (LIQ)(LOC - Bank of America, N.A.) (a)                   0.40          7/01/2011        5,800
                                                                                                               --------
             Total Variable-Rate Demand Notes (cost: $368,067)                                                  368,067
                                                                                                               --------
             PUT BONDS (1.4%)

             PUERTO RICO (1.4%)
    5,500    Industrial, Medical and Environmental Pollution
                Control Facilities Financing Auth. (cost: $5,500)                  0.95          3/01/2023        5,500
                                                                                                               --------
             FIXED-RATE INSTRUMENTS (5.5%)

             CALIFORNIA (5.5%)
    8,000    Los Angeles County Schools Pooled Financing Program                   2.00          3/31/2011        8,044
   13,705    San Diego Water Auth.                                                 0.45          7/15/2010       13,705
                                                                                                               --------
             Total Fixed-Rate Instruments(cost: $21,749)                                                         21,749
                                                                                                               --------

             TOTAL INVESTMENTS (COST: $395,316)                                                                $395,316
                                                                                                               ========

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------

                                           (LEVEL 1)
                                         QUOTED PRICES     (LEVEL 2)
                                           IN ACTIVE         OTHER         (LEVEL 3)
                                            MARKETS       SIGNIFICANT     SIGNIFICANT
                                         FOR IDENTICAL    OBSERVABLE     UNOBSERVABLE
ASSETS                                      ASSETS          INPUTS          INPUTS             TOTAL
----------------------------------------------------------------------------------------------------
   VARIABLE-RATE DEMAND NOTES            $          --    $   368,067    $         --    $   368,067
   PUT BONDS                                        --          5,500              --          5,500
   FIXED-RATE INSTRUMENTS                           --         21,749              --         21,749
----------------------------------------------------------------------------------------------------
Total                                    $          --    $   395,316    $         --    $   395,316
----------------------------------------------------------------------------------------------------

For the period ended June 30, 2010, there were no transfers of securities between levels 1, 2, or 3. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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4  | USAA CALIFORNIA MONEY MARKET FUND

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NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA California Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost

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                                          NOTES TO PORTFOLIO OF INVESTMENTS |  5

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approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of June 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $395,564,000 at June 30, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

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6  | USAA CALIFORNIA MONEY MARKET FUND




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/25/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/25/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/25/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.